Financial instruments risk management (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	₪ 2,496	₪ 1,094
10% decrease	(2,587)	(1,094)
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	17,172	(479)
10% decrease	₪ (20,353)	₪ 479